Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenues disaggregated by product or service type

Disaggregation of revenue	Typical	At one point in time			Over time			Total
USD’000	payment	2025	2024	2023	2025	2024	2023	2025	2024	2023
Semiconductors Segment
Secure chips	Upon delivery	14,329	10,937	30,044	—	—	—	14,329	10,937	30,044
Certificates	Upon issuance	298	39	14	24	5	—	322	44	14
Total Semiconductors Segment		14,627	10,976	30,058	24	5	—	14,651	10,981	30,058
ASIC Segment
ASIC Design	Milestone based	—	—	—	3,522	—	—	3,522	—	—
ASIC Production	Upon delivery	79	—	—	—	—	—	79	—	—
Total ASIC Segment		79	—	—	3,522	—	—	3,601	—	—
Total Revenue		14,706	10,976	30,058	3,546	5	—	18,252	10,981	30,058

Schedule of revenues disaggregated by geographic areas

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Semiconductors Segment
Europe, Middle East and Africa	2,230	1,839	9,985
North America	9,147	7,500	16,531
Asia Pacific	3,180	1,642	3,466
Latin America	94	—	76
Total Semiconductors Segment revenue	14,651	10,981	30,058
ASIC Segment
Europe, Middle East and Africa	2,214	—	—
North America	1,340	—	—
Asia Pacific	47	—	—
Total ASIC Segment revenue	3,601	—	—
Total net sales	18,252	10,981	30,058

Schedule of contract assets, deferred revenue and contract liability

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable
Trade accounts receivable – Semiconductors Segment	3,283	3,645
Trade accounts receivable – ASIC Segment	986	—
Total trade accounts receivable, net of allowance for credit losses	4,269	3,645
Contract assets – ASIC Segment	451	—
Total contract assets	451	—
Customer contract liabilities – Semiconductors Segment	4	83
Customer contract liabilities – ASIC Segment	1,596	—
Total customer contract liabilities - current	1,600	83
Deferred revenue
Deferred revenue – Semiconductors Segment	21	5
Deferred revenue – ASIC Segment	4	—
Total deferred revenue	25	5
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the period	5	—